Organization (Details)	3 Months Ended	12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	May 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Trading Advisors for Partnership [Line Items]
Management fee, monthly basis (in hundredths)	0.167%	0.125%	0.167%	0.125%	0.167%	0.221%
Management fee, annual basis (in hundredths)	2.00%	1.50%	2.00%	1.50%	2.00%	2.65%
Leverage Applied to Assets		1.5
Required interest in the equity of each Partnership (in hundredths)		1.00%